Consolidated condensed statements of financial position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Contracted concessional assets	$ 8,374,213	$ 8,155,418
Investments carried under the equity method	288,701	116,614
Financial investments	88,404	89,754
Deferred tax assets	159,231	152,290
Total non-current assets	8,910,549	8,514,076
Current assets
Inventories	54,826	23,958
Trade and other receivables	312,194	331,735
Financial investments	197,548	200,084
Cash and cash equivalents	686,289	868,501
Total current assets	1,250,857	1,424,278
Total assets	10,161,406	9,938,354
Equity attributable to the Company
Share capital	11,083	10,667
Share premium	1,011,743	1,011,743
Capital reserves	917,972	881,745
Other reserves	140,403	96,641
Accumulated currency translation differences	(111,939)	(99,925)
Accumulated deficit	(379,386)	(373,489)
Non-controlling interests	217,333	213,499
Total equity	1,807,209	1,740,881
Non-current liabilities
Long-term corporate debt	1,006,421	970,077
Long-term project debt	4,678,849	4,925,268
Grants and other liabilities	1,221,702	1,229,767
Derivative liabilities	266,459	328,184
Deferred tax liabilities	279,639	260,923
Total non-current liabilities	7,453,070	7,714,219
Current liabilities
Short-term corporate debt	18,640	23,648
Short-term project debt	695,341	312,346
Trade payables and other current liabilities	133,455	92,557
Income and other tax payables	53,691	54,703
Total current liabilities	901,127	483,254
Total equity and liabilities	$ 10,161,406	$ 9,938,354